Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation Grant Practices
The Compensation Committee is solely responsible for the development of the schedule of equity awards made to our Chief Executive Officer and other named executive officers. The Compensation Committee approves annual equity award grants to the named executive officers and other executive officers in March following each fiscal year end. Annual equity awards have historically been granted on or around March 15. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. We do not grant equity awards in anticipation of the release of material nonpublic information, or time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading
day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant. No off-cycle
stock option awards were granted to named executive officers in fiscal year 2025. During fiscal year 2025, we did not grant equity awards to our named executive officers during any period beginning four business days before the filing of a Form
10-K
or Form
10-Q,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information (other than a Form
8-K
disclosing a material new option grant under Item 5.02(e) of Form
8-K),
and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false